Restrictions on Cash and Due from Banks and Certain Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Average Reserve Required With Federal Reserve Bank	$ 838	$ 835
Bank Time Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Time deposits maintained separately for two international banking entities as required by the Puerto Rico International Banking Center Law	0.6	0.6
Collateral For Letter Of Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2	5
Guaranteeing Title And Insured Properties [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1	1
Credit Card Network [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	14	12
Money Market For F D I C Note [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	33
Guarantee required by a Puerto Rico municipality [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 18